Information about financial instruments - Summary of Customers Representing Company's Total Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [line items]
Accounts receivable	$ 20,926	$ 15,285	$ 16,497
Credit risk | Customer A | Taiwan
Disclosure of major customers [line items]
Percentage of entity's revenue	17.00%	29.00%	0.00%
Accounts receivable	$ 5,352,000	$ 4,870,000	$ 0
Credit risk | Customer B | Taiwan
Disclosure of major customers [line items]
Percentage of entity's revenue	16.00%		0.00%
Accounts receivable	$ 4,060,000	$ 0	$ 0
Credit risk | Customer C | CHINA
Disclosure of major customers [line items]
Percentage of entity's revenue		15.00%	14.00%
Accounts receivable	$ 246,800	$ (100,000)	$ 1,167,000
Credit risk | Customer D | CHINA
Disclosure of major customers [line items]
Percentage of entity's revenue	0.00%		27.00%
Accounts receivable	$ 0	$ (3,000)	$ 3,102,000
Credit risk | Customer E | Taiwan
Disclosure of major customers [line items]
Percentage of entity's revenue	0.00%	0.00%	16.00%
Accounts receivable	$ 0	$ 0	$ 2,222,000